POWERSHARES EXCHANGE-TRADED FUND TRUST

Supplement Dated September 19, 2006 to the Prospectus of each Fund listed below:

PowerShares Aerospace & Defense Portfolio

PowerShares Dividend Achievers™ Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Growth Rate Dividend Achievers™ Portfolio

PowerShares High Yield Equity Dividend Achievers™ Portfolio

PowerShares International Dividend Achievers™ Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line Timeliness™ Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

(each, a “Fund”)

On September 18, 2006, AMVESCAP PLC and A I M Management Group, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, announced that they had completed their acquisition of PowerShares Capital Management LLC, each Fund’s investment adviser (the “Acquisition”).  The Board of Trustees, including a majority of the independent Trustees, and shareholders of each Fund had previously approved new advisory agreements with PowerShares Capital Management LLC to take effect upon the completion of the Acquisition.  The Acquisition is not expected to affect the daily operations of the Funds or the investment management activities of the Funds’ investment adviser.

In addition, as of September 18, 2006, A I M Distributors, Inc. has replaced ALPS Distributors, Inc. as the distributor of Creation Units for each Fund on an agency basis.  In connection with such change, all references to ALPS Distributors, Inc. are replaced with references to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.  If you have questions about the Funds or the Funds’ Shares or you wish to obtain the Statement of Additional Information free of charge, please call A I M Distributors, Inc. at 1-800-843-2639, Monday through Friday, 8:00 a.m. to 5:00 p.m. Central Time or write PowerShares Exchange-Traded Fund Trust, c/o A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST

Supplement Dated September 19, 2006 to the Statement of Additional Information
of each Fund listed below:

PowerShares Aerospace & Defense Portfolio

PowerShares Dividend Achievers™ Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Growth Rate Dividend Achievers™ Portfolio

PowerShares High Yield Equity Dividend Achievers™ Portfolio

PowerShares International Dividend Achievers™ Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Value Line Timeliness™ Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

(each, a “Fund”)

As of September 18, 2006, A I M Distributors, Inc. has replaced ALPS Distributors, Inc. as the distributor of Creation Units for each Fund on an agency basis.  In connection with such change, all references to ALPS Distributors, Inc. are replaced with references to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.  A copy of the Prospectus for each Fund may be obtained without charge by writing to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 843-2639.  In addition, each Fund’s shareholders may make inquiries by writing to the Trust, c/o the Distributor, A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.